INVESTMENTS IN ASSOCIATES - Balance of investment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Balance at the beginning of the period		$ 0
Acquisitions		455
Share of earnings from investments in associates	[1]	4	$ 0	$ 0
Foreign currency translation and other		(25)
Share of other comprehensive income		27
Distributions		(33)
Ending Balance		$ 428	$ 0

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.